Intangible assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 1,225,722
Balance at the end	1,112,670	$ 1,225,722
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	979,489
Balance at the end	875,981	979,489
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	66,466
Balance at the end	77,075	66,466
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	89,223
Balance at the end	83,855	89,223
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	72,700
Balance at the end	59,720	72,700
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	17,844
Balance at the end	16,039	17,844
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,300,490	0
Business acquisition		184,000
Transfer from Right-of-use assets		5,981
Additions	32,202	1,102,662
Currency translation	855	7,847
Balance at the end	1,333,547	1,300,490
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,035,070	0
Additions		1,035,070
Balance at the end	1,035,070	1,035,070
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	73,573	0
Transfer from Right-of-use assets		5,981
Additions	28,202	67,592
Balance at the end	101,775	73,573
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	93,856	0
Business acquisition		90,000
Additions	4,000
Currency translation	438	3,856
Balance at the end	98,294	93,856
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	79,220	0
Business acquisition		76,000
Currency translation	330	3,220
Balance at the end	79,550	79,220
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	18,771	0
Business acquisition		18,000
Currency translation	87	771
Balance at the end	18,858	18,771
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(74,768)	0
Depreciation	146,109	74,768
Balance at the end	(220,877)	(74,768)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(55,581)	0
Depreciation	103,508	55,581
Balance at the end	(159,089)	(55,581)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(7,107)	0
Depreciation	17,593	7,107
Balance at the end	(24,700)	(7,107)
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(4,633)	0
Depreciation	9,806	4,633
Balance at the end	(14,439)	(4,633)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(6,520)	0
Depreciation	13,310	6,520
Balance at the end	(19,830)	(6,520)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(927)	0
Depreciation	1,892	927
Balance at the end	$ (2,819)	$ (927)